Note 5 - Loans Receivable, Net	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE
5
Loans Receivable, Net
A summary of
loans receivable at
December 31, 2017
and
2016,
is as follows:

(Dollars in thousands)	201 7	201 6
Residential real estate loans:
Single family conventional	$106,881	103,125
Single family FHA	88	92
Single family VA	36	38
	107,005	103,255
Commercial real estate:
Lodging	55,675	43,285
Retail/office	64,780	53,935
Nursing home/health care	7,352	8,185
Land developments	21,058	24,240
Golf courses	1,112	1,560
Restaurant/bar/café	5,929	5,851
Warehouse	25,891	26,630
Construction:
Single family	23,090	21,944
Multi-family	11,649	2,610
Commercial real estate	11,705	6,794
Manufacturing	22,136	15,743
Churches/community service	12,734	10,199
Multi-family	28,649	36,777
Other	42,357	41,327
	334,117	299,080
Consumer:
Autos	2,894	3,036
Home equity line	36,869	40,476
Home equity	15,823	16,302
Other – secured	1,911	2,048
Recreational vehicles	13,181	7,553
Land/lot s	1,587	2,362
Other – unsecured	1,502	1,506
	73,767	73,283
Commercial business	79,909	85,176
Total loans	594,798	560,794
Less:
Unamortized discounts	19	20
Net deferred loan costs	(463)	(300)
Allowance for loan losses	9,311	9,903
Total loans receivable, net	$585,931	551,171
Commitments to originate or purchase loans	$24,692	47,220
Commitments to deliver loans to secondary market	$5,629	9,595
Weighted average contractual rate of loans in portfolio	4.56%	4.45%

Included in total commitments to originate or purchase loans are fixed rate loans aggregating
$18.1
million and
$29.6
million as of
December 31, 2017
and
2016,
respectively. The interest rates on these loan commitments ranged from
3.375%
to
5.210%
at
December 31, 2017
and from
2.75%
to
5.125%
at
December 31, 2016.

The aggregate amount
of loans to executive officers and directors of the Company was
$0.1
million,
$0.2
million and
$2.7
million at
December 31, 2017,
2016
and
2015,
respectively. There was
no
activity during
2017
and
2016
on loans to executive officers and directors other than the
$0.1
million and
$2.5
million in loans that were reclassified during the respective periods due to a change in borrower classification. During
2015,
repayments on loans to executive officers and directors were
$0.1
million, new loans to executive officers and directors totaled
$0.2
million, and loans paid off were
$0.2
million. All loans were made in the ordinary course of business on normal credit terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties.

At
December 31,
2017,
2016
and
2015,
the Company was servicing loans for others with aggregate unpaid principal balances of approximately
$471.4
million,
$425.5
million and
$391.9
million, respectively.

The Company originates residential, commercial real estate and other loans primarily in Minnesota, Wisconsin, and Iowa. At
December 31, 2017
and
2016,
the Company had in its portfolio single family residential loans located in the following states:

	201 7		201 6
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Iowa	$3,605	3.4%	$4,470	4.3%
Minnesota	90,345	84.4	87,135	84.4
Missouri	1,841	1.7	1,206	1.2
Wisconsin	9,894	9.3	8,779	8.5
Other states	1,320	1.2	1,665	1.6
Total	$107,005	100.0%	$103,255	100.0%

Amounts under
one million
dollars in both years are included in “Other states”.

At
December 31,
20
17
and
2016,
the Company had in its portfolio commercial real estate loans located in the following states:

	2017		2016
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Alabama	$1,742	0.5%	$1,902	0.7%
Florida	2,790	0.9	3,781	1.3
Idaho	3,371	1.0	3,529	1.2
Indiana	3,374	1.0	2,189	0.7
Iowa	4,755	1.4	1,973	0.7
Minnesota	232,991	69.8	213,983	71.5
North Carolina	5,996	1.8	2,926	1.0
North Dakota	1,093	0.3	8,447	2.8
Ohio	1,680	0.5	0	0.0
Pennsylvania	2,056	0.6	0	0.0
Tennessee	0	0.0	1,036	0.3
Wisconsin	72,510	21.7	57,512	19.2
Other states	1,759	0.5	1,802	0.6
Total	$334,117	100.0%	$299,080	100.0%

Amounts under
one million
dollars in both years are included in “Other states”.